Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.15%
Aerospace & Defense-1.37%
Lockheed Martin Corp., 3.55%, 01/15/2026	$829,000	$811,633
Precision Castparts Corp., 3.25%, 06/15/2025	825,000	801,214
		1,612,847
Air Freight & Logistics-0.71%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	875,000	831,021
Automobiles-1.41%
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(c)	870,000	826,762
PACCAR Financial Corp., 3.55%, 08/11/2025	845,000	828,794
		1,655,556
Banks-8.49%
Bank of America Corp., 3.50%, 04/19/2026(b)	835,000	805,023
Fifth Third Bank N.A., 3.95%, 07/28/2025	930,000	885,534
JPMorgan Chase & Co., 2.95%, 10/01/2026	885,000	834,620
KeyBank N.A., 4.15%, 08/08/2025	895,000	823,492
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	850,000	810,117
National Securities Clearing Corp., 0.75%, 12/07/2025(c)	925,000	831,728
Truist Bank
3.63%, 09/16/2025	850,000	794,881
3.30%, 05/15/2026	890,000	815,001
Truist Financial Corp.
3.70%, 06/05/2025	830,000	798,732
1.20%, 08/05/2025	972,000	879,037
U.S. Bancorp, Series V, 2.38%, 07/22/2026	910,000	835,359
Wells Fargo & Co., 3.00%, 04/22/2026	905,000	856,351
		9,969,875
Beverages-0.69%
PepsiCo, Inc., 3.00%, 10/15/2027	845,000	804,619
Biotechnology-1.44%
Biogen, Inc., 4.05%, 09/15/2025	840,000	819,960
Gilead Sciences, Inc., 3.65%, 03/01/2026	892,000	866,182
		1,686,142
Broadline Retail-0.71%
Amazon.com, Inc., 3.15%, 08/22/2027	872,000	832,368
Capital Markets-7.10%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	860,000	829,202
Bank of New York Mellon Corp. (The), 3.85%, 04/28/2028	880,000	847,694
BlackRock, Inc., 1.90%, 01/28/2031	1,005,000	827,593
Cboe Global Markets, Inc., 3.65%, 01/12/2027	815,000	782,471
Charles Schwab Corp. (The), 2.45%, 03/03/2027	990,000	886,700
FMR LLC, 7.57%, 06/15/2029(c)	720,000	789,586
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	860,000	826,661
Morgan Stanley, 4.00%, 07/23/2025	885,000	865,994
Northern Trust Corp., 4.00%, 05/10/2027(b)	885,000	861,295
State Street Corp., 3.55%, 08/18/2025	836,000	813,590
		8,330,786
Chemicals-2.10%
Ecolab, Inc., 2.70%, 11/01/2026(b)	845,000	799,948
	Principal Amount	Value
Chemicals-(continued)
EIDP, Inc., 4.50%, 05/15/2026	$840,000	$832,642
Linde, Inc., 3.20%, 01/30/2026	854,000	830,489
		2,463,079
Commercial Services & Supplies-0.71%
Cintas Corp. No. 2, 3.70%, 04/01/2027(b)	855,000	832,302
Communications Equipment-0.76%
Cisco Systems, Inc., 2.50%, 09/20/2026(b)	940,000	889,070
Consumer Finance-1.43%
American Express Co., 3.95%, 08/01/2025	880,000	859,086
Discover Bank, 3.45%, 07/27/2026	895,000	823,602
		1,682,688
Consumer Staples Distribution & Retail-2.88%
Costco Wholesale Corp., 1.60%, 04/20/2030	995,000	834,524
Kroger Co. (The), 2.65%, 10/15/2026	940,000	879,827
Target Corp., 2.50%, 04/15/2026	875,000	835,115
Walmart, Inc., 1.80%, 09/22/2031	1,000,000	834,385
		3,383,851
Electric Utilities-7.03%
Constellation Energy Generation LLC, 3.25%, 06/01/2025	930,000	889,914
Duke Energy Florida LLC, 2.50%, 12/01/2029(b)	900,000	788,112
Entergy Arkansas LLC, 3.50%, 04/01/2026	847,000	819,246
Florida Power & Light Co., 2.45%, 02/03/2032	990,000	829,885
Jersey Central Power & Light Co., 4.30%, 01/15/2026(c)	825,000	806,325
MidAmerican Energy Co., 3.65%, 04/15/2029	867,000	824,813
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	854,000	807,048
PPL Capital Funding, Inc., 3.10%, 05/15/2026	905,000	860,615
Southern California Edison Co., Series E, 3.70%, 08/01/2025	835,000	811,624
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	839,000	808,280
		8,245,862
Electrical Equipment-0.71%
Emerson Electric Co., 2.00%, 12/21/2028	945,000	827,936
Energy Equipment & Services-0.71%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(b)	885,000	828,904
Entertainment-1.42%
Activision Blizzard, Inc., 3.40%, 09/15/2026	860,000	827,801
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	870,000	836,395
		1,664,196
Financial Services-2.82%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	833,000	809,794
Mastercard, Inc., 3.35%, 03/26/2030	890,000	835,755
Nuveen LLC, 4.00%, 11/01/2028(c)	884,000	844,487
Visa, Inc., 3.15%, 12/14/2025	844,000	817,312
		3,307,348
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Food Products-1.34%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	$819,000	$772,916
Mars, Inc., 4.55%, 04/20/2028(b)(c)	805,000	804,173
		1,577,089
Gas Utilities-0.72%
Southern California Gas Co., 2.95%, 04/15/2027	890,000	840,668
Ground Transportation-1.41%
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	850,000	827,241
Norfolk Southern Corp., 2.90%, 06/15/2026	875,000	829,524
		1,656,765
Health Care Equipment & Supplies-2.13%
Abbott Laboratories, 3.75%, 11/30/2026	899,000	887,324
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	810,000	799,498
Stryker Corp., 3.50%, 03/15/2026	845,000	817,923
		2,504,745
Health Care Providers & Services-2.78%
Ascension Health, Series B, 2.53%, 11/15/2029	999,000	868,431
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	961,000	814,548
Sutter Health, Series 20-A, 2.29%, 08/15/2030	985,000	821,434
UnitedHealth Group, Inc., 3.75%, 07/15/2025	776,000	761,148
		3,265,561
Health Care REITs-0.74%
Welltower OP LLC, 4.00%, 06/01/2025	895,000	868,424
Hotels, Restaurants & Leisure-1.41%
McDonald’s Corp., 3.70%, 01/30/2026	840,000	819,028
Starbucks Corp., 3.80%, 08/15/2025	850,000	831,163
		1,650,191
Household Durables-0.71%
DR Horton, Inc., 1.30%, 10/15/2026	940,000	833,062
Household Products-0.70%
Procter & Gamble Co. (The), 3.00%, 03/25/2030(b)	885,000	825,689
Independent Power and Renewable Electricity Producers-0.74%
NSTAR Electric Co., 3.20%, 05/15/2027(b)	912,000	867,584
Industrial Conglomerates-1.41%
3M Co., 2.38%, 08/26/2029(b)	945,000	812,389
Honeywell International, Inc., 2.50%, 11/01/2026	886,000	836,452
		1,648,841
Insurance-11.40%
American International Group, Inc., 2.50%, 06/30/2025	940,000	891,520
Aon Global Ltd., 3.88%, 12/15/2025	900,000	872,768
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	838,000	817,688
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(c)	981,000	832,249
F&G Global Funding, 1.75%, 06/30/2026(b)(c)	915,000	816,648
GA Global Funding Trust, 1.63%, 01/15/2026(c)	960,000	859,616
	Principal Amount	Value
Insurance-(continued)
Jackson National Life Global Funding, 3.05%, 04/29/2026(c)	$895,000	$828,500
MassMutual Global Funding II, 4.50%, 04/10/2026(c)	820,000	812,188
Metropolitan Life Global Funding I
4.05%, 08/25/2025(c)	900,000	873,657
3.45%, 12/18/2026(b)(c)	895,000	845,399
New York Life Global Funding, 4.85%, 01/09/2028(c)	815,000	819,168
New York Life Insurance Co., 5.88%, 05/15/2033(c)	800,000	837,313
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(c)	901,000	809,029
Pacific Life Global Funding II, 1.38%, 04/14/2026(c)	930,000	838,974
Pricoa Global Funding I, 1.20%, 09/01/2026(c)	920,000	818,211
Principal Life Global Funding II, 3.00%, 04/18/2026(c)	862,000	807,238
		13,380,166
Interactive Media & Services-0.72%
Alphabet, Inc., 1.10%, 08/15/2030(b)	1,029,000	840,768
Machinery-3.58%
Caterpillar Financial Services Corp., 4.35%, 05/15/2026	890,000	885,847
Cummins, Inc., 1.50%, 09/01/2030(b)	1,025,000	838,089
Fortive Corp., 3.15%, 06/15/2026	875,000	829,649
Illinois Tool Works, Inc., 2.65%, 11/15/2026	880,000	834,222
John Deere Capital Corp., 4.80%, 01/09/2026(b)	805,000	810,323
		4,198,130
Media-0.71%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	865,000	835,053
Multi-Utilities-2.14%
DTE Electric Co., 2.25%, 03/01/2030	1,025,000	877,901
DTE Energy Co., Series F, 1.05%, 06/01/2025	900,000	827,973
WEC Energy Group, Inc., 4.75%, 01/09/2026	815,000	811,097
		2,516,971
Oil, Gas & Consumable Fuels-7.80%
Chevron Corp., 2.95%, 05/16/2026	860,000	826,067
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(c)	910,000	875,957
Chevron USA, Inc., 0.69%, 08/12/2025	917,000	844,077
ConocoPhillips Co., 6.95%, 04/15/2029(b)	735,000	818,114
EOG Resources, Inc., 4.15%, 01/15/2026(b)	828,000	819,209
Exxon Mobil Corp., 3.04%, 03/01/2026	900,000	868,532
Kinder Morgan, Inc., 4.30%, 06/01/2025	830,000	814,521
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	815,000	808,184
Phillips 66 Co., 4.95%, 12/01/2027	825,000	823,784
Pioneer Natural Resources Co., 5.10%, 03/29/2026	865,000	865,285
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	750,000	794,961
		9,158,691
Paper & Forest Products-0.72%
Georgia-Pacific LLC, 0.95%, 05/15/2026(c)	945,000	843,965

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Personal Care Products-0.78%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028	$920,000	$915,536
Pharmaceuticals-2.76%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	855,000	805,264
Johnson & Johnson, 2.45%, 03/01/2026	863,000	822,916
Pfizer, Inc., 3.00%, 12/15/2026	820,000	783,371
Zoetis, Inc., 4.50%, 11/13/2025(b)	840,000	831,283
		3,242,834
Professional Services-1.41%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	853,000	830,735
Verisk Analytics, Inc., 4.00%, 06/15/2025	850,000	829,201
		1,659,936
Real Estate Management & Development-0.70%
CBRE Services, Inc., 4.88%, 03/01/2026	840,000	825,507
Residential REITs-0.71%
Mid-America Apartments L.P., 3.60%, 06/01/2027	875,000	835,709
Semiconductors & Semiconductor Equipment-2.80%
Applied Materials, Inc., 3.30%, 04/01/2027	840,000	809,085
Intel Corp., 3.70%, 07/29/2025	847,000	828,712
Lam Research Corp., 4.00%, 03/15/2029	845,000	822,939
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	860,000	825,659
		3,286,395
Software-2.11%
Adobe, Inc., 2.30%, 02/01/2030	945,000	833,627
Microsoft Corp., 2.40%, 08/08/2026	855,000	811,121
Salesforce, Inc., 3.70%, 04/11/2028	850,000	829,072
		2,473,820
Specialized REITs-0.69%
Public Storage, 1.50%, 11/09/2026(b)	892,000	804,082
Specialty Retail-0.71%
TJX Cos., Inc. (The), 2.25%, 09/15/2026	895,000	834,390
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-2.12%
Apple, Inc., 3.25%, 02/23/2026(b)	$855,000	$831,722
HP, Inc., 2.20%, 06/17/2025	880,000	830,423
NetApp, Inc., 1.88%, 06/22/2025(b)	890,000	830,176
		2,492,321
Textiles, Apparel & Luxury Goods-0.71%
NIKE, Inc., 2.85%, 03/27/2030(b)	915,000	835,207
Total U.S. Dollar Denominated Bonds & Notes (Cost $119,242,633)		116,366,550
	Shares
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $168,609)	168,609	168,609
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.30% (Cost $119,411,242)		116,535,159
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.90%
Invesco Private Government Fund, 5.10%(d)(e)(f)	5,224,561	5,224,561
Invesco Private Prime Fund, 5.22%(d)(e)(f)	13,439,312	13,437,968
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,664,617)		18,662,529
TOTAL INVESTMENTS IN SECURITIES-115.20% (Cost $138,075,859)		135,197,688
OTHER ASSETS LESS LIABILITIES-(15.20)%		(17,833,766)
NET ASSETS-100.00%		$117,363,922

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $18,250,375, which represented 15.55% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,399	$3,120,719	$(2,967,509)	$-	$-	$168,609	$3,594
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,808,355	$19,618,811	$(16,202,605)	$-	$-	$5,224,561	$91,562*
Invesco Private Prime Fund	4,650,056	47,052,509	(38,261,876)	(2,395)	(326)	13,437,968	247,971*
Total	$6,473,810	$69,792,039	$(57,431,990)	$(2,395)	$(326)	$18,831,138	$343,127

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$116,366,550	$-	$116,366,550
Money Market Funds	168,609	18,662,529	-	18,831,138
Total Investments	$168,609	$135,029,079	$-	$135,197,688